Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 99,495	$ 35,346	$ 32,132	$ 48,078
Cash and cash equivalents - Fair Value	99,495	35,346
Restricted cash - Book Value	954	34,606
Restricted cash - Fair Value	954	34,606
Accounts receivable, net - Book Value	13,278	16,298
Accounts receivable, net - Fair Value	13,278	16,298
Loans receivable from affiliates - Book Value	750	280
Loans receivable from affiliates - Fair Value	750	280
Accounts payable - Book Value	(3,824)	(3,171)
Accounts payable - Fair Value	(3,824)	(3,171)
Amounts due to related parties - Book Value	(1,880)	(204)
Amounts due to related parties - Fair Value	(1,880)	(204)
Term Loan B facility, net of unamortized discount - Book Value	(429,930)	(433,304)
Term Loan B facility, net of unamortized discount - Fair Value	(431,764)	(440,514)
Other long-term debt - Book Value	(153,349)	(100,020)
Other long-term debt - Fair Value	$ (153,349)	$ (100,020)